PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 124.0%
Asset-Backed Securities 5.7%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.406%(c)	07/15/30	2,070	$2,076,605
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.964(c)	07/18/30	837	839,580
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.510(c)	08/20/32	3,000	3,002,069
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.879(c)	04/17/31	1,325	1,326,911
HPS Loan Management Ltd. (Cayman Islands), Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.786(c)	10/15/30	3,310	3,312,317
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.817(c)	04/20/32	4,149	4,151,104
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.098(c)	01/15/31	986	987,125
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.819(c)	10/21/30	1,990	1,994,818
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.017(c)	01/20/35	2,250	2,253,491
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	04/20/33	1,069	1,070,907
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	6.470(c)	08/15/30	459	459,245
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.947(c)	04/15/33	4,750	4,750,670

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.857%(c)	04/25/31	521	$521,245

Total Asset-Backed Securities (cost $26,580,814)				26,746,087
Corporate Bonds 104.1%
Advertising 0.7%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125	08/15/27	1,887	1,833,227
Sr. Sec’d. Notes, 144A	9.000	09/15/28	175	183,868

CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	1,640	1,196,007
				3,213,102
Aerospace & Defense 2.6%
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	865	815,904
Sr. Unsec’d. Notes	5.930	05/01/60	500	467,165
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	1,500	1,493,010
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	290	296,255
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	223	225,509
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	455	468,650
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	1,000	1,040,780
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	1,501	1,502,876
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	940	1,016,375
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	600	569,900
Gtd. Notes(aa)	5.500	11/15/27	1,825	1,810,198
Sr. Sec’d. Notes, 144A	6.000	01/15/33	750	743,374
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,080	1,096,291
Sr. Sec’d. Notes, 144A	6.625	03/01/32	835	849,540
				12,395,827

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 1.3%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250%	02/15/28	350	$355,800
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	575	573,562
Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29	1,425	1,409,710
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,080	1,061,103
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	794,779
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	750	641,250
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	780	757,333
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	645	633,874
				6,227,411
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	575	535,366
Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000	08/15/29	1,750	1,496,169
				2,031,535
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	538	450,512
Sr. Unsec’d. Notes	4.750	01/15/43	225	181,857
Sr. Unsec’d. Notes	7.400	11/01/46	100	106,840

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.375	11/13/25	725	711,126
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	800	796,360
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	575	603,535
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,350	1,369,698
				4,219,928

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 1.8%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875%	08/15/26	1,611	$1,582,147
Sr. Sec’d. Notes, 144A	7.000	04/15/28	400	405,500
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	71	70,749
Gtd. Notes	6.500	04/01/27	256	254,658

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A	8.500	05/15/27	375	376,406
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	250	249,075
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	150	130,838
Sr. Unsec’d. Notes	4.500	02/15/32	100	85,487
Sr. Unsec’d. Notes	5.375	11/15/27	200	195,636
Sr. Unsec’d. Notes	5.625	06/15/28	600	582,285

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	785	783,250
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	275	274,283
Sr. Sec’d. Notes, 144A	6.750	04/15/29	265	270,948

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	2,650	2,452,054
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	925	896,349
				8,609,665
Banks 1.2%
Citigroup, Inc., Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	1,000	966,836
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	01/15/27	1,525	1,507,521
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	550	552,039
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	75	81,070
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	325	357,961

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198%(ff)	06/01/32	2,200	$1,926,852
Wells Fargo & Co., Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	200	206,821
				5,599,100
Building Materials 2.1%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	140	134,055
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	650	653,559
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	890	795,013
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	920	926,095
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.750	07/15/31	275	281,312
Griffon Corp., Gtd. Notes	5.750	03/01/28	430	422,199
Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	140	146,740
Masterbrand, Inc., Gtd. Notes, 144A	7.000	07/15/32	265	271,446
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	221	225,289
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	982	937,795
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,123	1,114,430
Sr. Sec’d. Notes, 144A	8.875	11/15/31	555	583,270
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	350	303,909
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,250	1,150,302
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,400	1,350,092
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	425	416,333
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	280	281,858
				9,993,697

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 1.8%
Ashland, Inc., Sr. Unsec’d. Notes(aa)	6.875%	05/15/43	2,125	$2,245,447
ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	344	204,205
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	165	165,798
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%^	15.000	12/06/28	815	774,468
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	588,696
Sr. Sec’d. Notes, 144A	7.250	06/15/31	420	430,935
Sr. Sec’d. Notes, 144A	9.750	11/15/28	1,125	1,193,918
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	400	384,833

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	645	611,086
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	402,187
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $863,704; purchased 12/15/22 - 05/16/23)(f)	13.000	12/16/27	865	873,847
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	515	466,834
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	175	180,638
				8,522,892
Coal 0.3%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	718	734,155
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	605	618,752
				1,352,907
Commercial Services 6.0%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	334	327,356

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875%	02/15/31	1,015	$1,033,282
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	06/01/29	1,350	1,235,388
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	3,875	3,883,566
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	860	803,679
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,315	1,226,632

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	640	568,742
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	1,325	1,221,852
Gtd. Notes, 144A	4.625	10/01/27	400	385,592

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	325	308,303
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(aa)	4.750	04/01/28	1,295	1,215,979
Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	200,402
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	450	474,503
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	300	291,397
Gtd. Notes, 144A	6.500	06/15/29	125	127,716

Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	505	513,620
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	441	437,549
Gtd. Notes, 144A	6.625	06/15/29	405	414,597
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	475	358,603
Gtd. Notes, 144A	5.000	12/01/29	270	174,847

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,700	2,585,746
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	875	814,301
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	1,457	1,288,296

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Service Corp. International, (cont’d.)
Sr. Unsec’d. Notes	5.750%	10/15/32	470	$462,552

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	350	359,044
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	575	509,919
Gtd. Notes	4.000	07/15/30	150	138,434
Gtd. Notes(aa)	4.875	01/15/28	5,720	5,594,113

Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	475	411,828
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	350	368,268
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29	255	258,938
				27,995,044
Computers 1.1%
Amentum Holdings, Inc., Gtd. Notes, 144A	7.250	08/01/32	355	367,991
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	225	220,781
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	575	597,956
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	425	396,744
Gtd. Notes, 144A	3.750	10/01/30	325	298,769

McAfee Corp., Sr. Unsec’d. Notes, 144A(aa)	7.375	02/15/30	2,055	1,983,088
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	1,100	1,057,300
Gtd. Notes, 144A	5.125	04/15/29	124	118,352
				5,040,981
Cosmetics/Personal Care 0.1%
Perrigo Finance Unlimited Co., Gtd. Notes	6.125	09/30/32	555	545,010

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.7%
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875%	12/15/28	2,250	$2,078,542
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	220	232,100
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	153,375

Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	190	195,409
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	750	789,656
				3,449,082
Diversified Financial Services 5.5%
Azorra Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	7.750	04/15/30	390	385,357
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	990	1,044,546
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	210,845
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	440	448,065
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	275	281,947
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	130	132,437
Gtd. Notes, 144A	8.000	02/15/27	425	437,533
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	190	187,387
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	575	604,417
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	525	521,719
Gtd. Notes, 144A	6.875	05/15/30	370	372,775
Gtd. Notes, 144A	9.250	12/01/28	105	111,545
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	265	271,241

Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.625	09/01/28	1,158	1,113,928
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	400	397,990
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	325	300,000

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	475	410,354

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400%	03/26/29	150	$154,729
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	405	420,088
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	800	845,603
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	75	78,675
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	1,075	1,007,205
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,420	2,364,393
Gtd. Notes, 144A	5.750	11/15/31	360	344,723
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,725	1,718,321
Gtd. Notes, 144A	6.500	08/01/29	300	300,221
Navient Corp.,
Sr. Unsec’d. Notes(aa)	5.500	03/15/29	1,325	1,262,189
Sr. Unsec’d. Notes	9.375	07/25/30	175	189,809
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	500	461,542
Gtd. Notes	4.000	09/15/30	300	264,062
Gtd. Notes	6.625	05/15/29	400	400,000
Gtd. Notes(aa)	7.125	03/15/26	3,748	3,839,826
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	700	653,328
Gtd. Notes, 144A	5.375	10/15/25	800	796,736
Gtd. Notes, 144A	5.750	09/15/31	275	263,036
Gtd. Notes, 144A	7.125	11/15/30	300	304,494
Gtd. Notes, 144A	7.875	12/15/29	100	104,889

PHH Escrow Issuer LLC, Sr. Unsec’d. Notes, 144A	9.875	11/01/29	435	426,309
PRA Group, Inc., Gtd. Notes, 144A	8.875	01/31/30	270	280,286
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	200	184,324
Gtd. Notes, 144A	3.875	03/01/31	375	333,764
Gtd. Notes, 144A(aa)	4.000	10/15/33	1,675	1,442,838
				25,673,476
Electric 5.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	50	45,052
Sr. Sec’d. Notes, 144A	4.500	02/15/28	375	361,208

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	4.625%	02/01/29		2,025	$1,923,384
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		875	825,788
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28		5,524	5,402,080

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28		146	122,682
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28		2,975	2,979,235
Gtd. Notes, 144A	3.375	02/15/29		150	136,987
Gtd. Notes, 144A	3.625	02/15/31		325	287,844
Gtd. Notes, 144A	3.875	02/15/32		625	554,208
Gtd. Notes, 144A	5.250	06/15/29		650	635,262
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		1,050	1,159,390

PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30		285	277,898
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)		1,725	1,741,713
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		375	385,656
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,075	1,024,186
Gtd. Notes, 144A	5.000	07/31/27		375	370,284
Gtd. Notes, 144A	5.500	09/01/26		525	524,240
Gtd. Notes, 144A(aa)	5.625	02/15/27		5,250	5,236,145
Gtd. Notes, 144A	6.875	04/15/32		440	454,888
					24,448,130
Electrical Components & Equipment 0.6%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	100	102,903
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		350	327,076
Gtd. Notes, 144A	4.750	06/15/28		350	336,760

EnerSys, Gtd. Notes, 144A	6.625	01/15/32		160	164,332
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		420	428,393

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc., (cont’d.)
Gtd. Notes, 144A	6.625%	03/15/32	310	$317,834
Gtd. Notes, 144A(aa)	7.250	06/15/28	1,055	1,079,552
				2,756,850
Engineering & Construction 0.2%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	350	371,852
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	350	320,566
Gtd. Notes, 144A	4.125	02/15/32	425	378,908
				1,071,326
Entertainment 2.9%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	2,150	2,015,089
Sr. Sec’d. Notes, 144A	6.500	02/15/32	640	649,639
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	1,475	1,511,886

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	275	274,153
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	1,075	1,057,975
Cinemark USA, Inc., Gtd. Notes, 144A	7.000	08/01/32	215	220,557
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27	350	352,044
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	900	885,656
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	400	390,513

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,025	968,135
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	2,080	2,042,011
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	800	518,486

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625%	03/01/30		825	$803,799
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29		1,110	1,077,638
Gtd. Notes, 144A	6.250	03/15/33		445	443,028
Gtd. Notes, 144A	7.125	02/15/31		445	467,977
					13,678,586
Environmental Control 0.7%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		275	259,900
Gtd. Notes, 144A(aa)	4.375	08/15/29		1,625	1,518,497
Gtd. Notes, 144A	4.750	06/15/29		50	47,882
Sr. Sec’d. Notes, 144A	6.750	01/15/31		380	391,058
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30		325	298,464
Gtd. Notes, 144A	4.875	12/01/29		820	764,663

Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		180	183,600
					3,464,064
Foods 2.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		985	910,524
B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27		2,950	2,861,963
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	825	1,048,212
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.750	12/01/31		525	469,112
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		225	208,894
Gtd. Notes, 144A	4.375	01/31/32		500	457,764

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32		375	328,358

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625%	04/15/30	1,175	$1,098,718
Gtd. Notes, 144A	5.500	12/15/29	375	365,768
Gtd. Notes, 144A	6.375	03/01/33	380	376,283
Sr. Sec’d. Notes, 144A	6.250	02/15/32	255	258,175
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	1,325	1,206,657
Sr. Unsec’d. Notes, 144A	6.250	10/15/34	230	227,360

US Foods, Inc., Gtd. Notes, 144A	5.750	04/15/33	65	64,028
				9,881,816
Forest Products & Paper 0.1%
Glatfelter Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31	645	639,525
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	7	6,967
Sr. Unsec’d. Notes	5.750	05/20/27	415	400,143
Sr. Unsec’d. Notes	5.875	08/20/26	325	318,267
				725,377
Healthcare-Products 0.9%
Medline Borrower LP, Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	4,725	4,422,853
Healthcare-Services 3.8%
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	3,300	2,871,617
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,475	2,276,596
Gtd. Notes, 144A	6.875	09/01/32	630	633,088
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	925	845,942
Sr. Sec’d. Notes, 144A	4.375	02/15/27	1,075	1,043,190

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $1,890,020; purchased 08/17/21 - 02/21/23)(f)	5.500	09/01/28	2,075	1,416,879

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375%	09/01/29	200	$203,401
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	1,925	1,821,884
Sr. Sec’d. Notes(aa)	4.375	01/15/30	4,825	4,524,829
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	2,025	2,170,761
				17,808,187
Home Builders 5.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	975	911,139
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	625	575,512
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,425	1,413,298
Gtd. Notes(aa)	7.250	10/15/29	1,975	2,007,413
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	515	529,958
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(aa)	4.875	02/15/30	2,175	2,017,313
Gtd. Notes, 144A	6.250	09/15/27	40	39,571
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	600	563,250

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	545	567,214
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	450	438,729
Gtd. Notes, 144A(aa)	5.000	03/01/28	1,200	1,146,705
KB Home,
Gtd. Notes	4.800	11/15/29	1,000	959,926
Gtd. Notes	6.875	06/15/27	1,225	1,264,593

Landsea Homes Corp., Sr. Unsec’d. Notes, 144A	8.875	04/01/29	845	864,718
Lennar Corp., Gtd. Notes(aa)	5.000	06/15/27	1,250	1,257,318
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	341,455
Gtd. Notes	4.950	02/01/28	450	435,105
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,333	1,244,809
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	1,054,844

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Meritage Homes Corp., Gtd. Notes(aa)	5.125%	06/06/27	1,775	$1,776,240
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	325	340,614
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,043	995,826
Sr. Unsec’d. Notes	4.750	04/01/29	475	450,301

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	610	648,095
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	450	449,881
Gtd. Notes, 144A	5.875	06/15/27	925	930,123
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	830	804,232

Tri Pointe Homes, Inc., Gtd. Notes(aa)	5.700	06/15/28	1,555	1,545,239
				25,573,421
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29	1,250	1,146,539
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250	06/30/31	245	241,756
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	895	832,431
				2,220,726
Housewares 0.9%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	405	407,192
Sr. Unsec’d. Notes	6.625	05/15/32	225	225,812
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	1,500	1,341,510
Gtd. Notes	4.375	02/01/32	1,200	1,083,250

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A (original cost $1,613,094; purchased 09/17/21 - 04/07/22)(f)	6.500	10/01/29	1,675	1,095,068
				4,152,832

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.9%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	11/06/30	535	$543,359
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	375	354,485
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,105	1,123,245
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	300	308,029

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	775	729,455
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	485	459,057
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	625	595,728
				4,113,358
Internet 1.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(aa)	3.875	09/15/27	2,325	2,207,817
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	625	581,124

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	2,000	1,996,061
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	484,134
Gtd. Notes, 144A	5.250	12/01/27	1,165	1,150,706
				6,419,842
Iron/Steel 1.0%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	215	222,649
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625	01/31/29	1,709	1,721,508
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	800	799,336
Gtd. Notes, 144A	6.875	11/01/29	525	526,819
Gtd. Notes, 144A	7.000	03/15/32	380	380,438
Gtd. Notes, 144A	7.375	05/01/33	410	413,082

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	725	763,686
				4,827,518

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 4.3%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750%	02/16/31	1,100	$1,114,300
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,300	4,310,750
Gtd. Notes, 144A	10.500	06/01/30	200	215,750
Sr. Sec’d. Notes, 144A	4.000	08/01/28	50	47,486

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	510	507,511
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	1,175	1,224,722
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	2,225	2,222,130
Sr. Sec’d. Notes, 144A	5.875	02/15/27	150	149,812
Sr. Sec’d. Notes, 144A	8.125	01/15/29	650	689,000
Sr. Sec’d. Notes, 144A	8.375	02/01/28	825	865,219
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	450	444,766
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	460	484,983

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	200	200,500
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	625	622,069
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	250	249,882
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,475	1,475,000
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	585	581,034
Sr. Unsec’d. Notes, 144A	6.000	02/01/33	860	862,150
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,700	1,682,762
Gtd. Notes, 144A	9.125	07/15/31	350	377,125
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	250	250,485

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,450	1,425,234
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	50	50,875
				20,053,545
Lodging 2.0%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	1,250	1,166,489

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625%	02/15/32	825	$724,802
Gtd. Notes, 144A	4.000	05/01/31	225	205,031
Gtd. Notes, 144A	5.875	04/01/29	520	524,451
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	123,895
Gtd. Notes	4.750	10/15/28	225	217,378
Gtd. Notes(aa)	5.500	04/15/27	1,136	1,133,426
Gtd. Notes	6.125	09/15/29	485	483,376
Gtd. Notes(aa)	6.500	04/15/32	2,415	2,415,301

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	623,444
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	350	338,406
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,400	1,344,070
				9,300,069
Machinery-Construction & Mining 0.3%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	725	697,522
Gtd. Notes, 144A	6.250	10/15/32	455	452,816
				1,150,338
Machinery-Diversified 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	635	681,780
Sr. Sec’d. Notes, 144A	7.500	01/01/30	925	961,076

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A (original cost $935,588; purchased 12/08/20 - 08/30/22)(f)	4.625	12/15/28	975	692,506
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	885	950,108
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	625	615,013
				3,900,483

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.250%	02/01/31	1,635	$1,418,879
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	850	773,479
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	967,727
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	75	73,468
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	375	373,973
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,175	842,917
Gtd. Notes, 144A(aa)	4.125	12/01/30	775	571,327
Gtd. Notes, 144A	5.375	02/01/28	200	171,153
Gtd. Notes, 144A	5.500	04/15/27	425	378,251
Gtd. Notes, 144A	6.500	02/01/29	1,200	1,013,615
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	1,575	791,297
Sr. Unsec’d. Notes, 144A(aa)	5.750	01/15/30	1,750	926,010
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,393,891; purchased 07/18/19 - 11/18/21)(f)	6.625	08/15/27(d)	6,595	41,801
Sec’d. Notes, 144A (original cost $3,277,261; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26(d)	6,090	41,148
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	1,490	989,641
Gtd. Notes	7.375	07/01/28	965	706,648
Gtd. Notes	7.750	07/01/26	5,015	4,237,055

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	1,275	1,342,250
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	325	302,626
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	334	328,256
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $614,625; purchased 09/11/20 - 02/03/21)(f)	4.500	09/15/26	610	529,225
Sr. Unsec’d. Notes, 144A (original cost $908,675; purchased 10/27/22 - 05/04/23)(f)	6.500	09/15/28	1,805	1,237,285

Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $897,425; purchased 05/04/23 - 05/25/23)(f)	5.125	02/15/27	1,095	969,069
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	300	266,519

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	6.625%	06/01/27	2,135	$2,121,453
Sr. Sec’d. Notes, 144A	8.000	08/15/28	1,205	1,224,539
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	600	524,250
Sr. Sec’d. Notes, 144A	5.500	05/15/29	1,400	1,321,688

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	1,400	1,255,996
				25,741,545
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	525	493,096
Mining 1.8%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	275	289,326
Unsec’d. Notes, 144A	11.500	10/01/31	575	640,419

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	900	887,508
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	700	691,873
Gtd. Notes, 144A	8.625	06/01/31	500	503,750
Sec’d. Notes, 144A	9.375	03/01/29	210	222,518

Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	700	707,504
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	900	887,625
Gtd. Notes, 144A	6.125	04/01/29	770	773,850

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	1,245	1,262,119
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	775	681,102
Gtd. Notes, 144A	4.750	01/30/30	815	763,211

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	205	211,181
				8,521,986

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.6%
Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625%	07/01/27	1,075	$1,067,806
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	731,285

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	750	776,071
				2,575,162
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	685	632,814
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	235	240,424
				873,238
Oil & Gas 7.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	430	432,817
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	5,325	533
Antero Resources Corp., Gtd. Notes, 144A	7.625	02/01/29	504	518,031
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	602	714,627
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	505	500,286
Sr. Unsec’d. Notes, 144A(aa)	8.250	12/31/28	2,002	2,043,037

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,176,258
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	975	1,008,119
Gtd. Notes, 144A	8.625	11/01/30	575	604,220

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	395	406,832
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	675	616,196
Gtd. Notes, 144A	6.750	03/01/29	975	934,029

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375%	01/15/33	235	$227,887
Gtd. Notes, 144A	7.625	04/01/32	320	316,058
Gtd. Notes, 144A	9.250	02/15/28	925	971,344

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	326	329,785
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	300	308,862
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	805	756,287
Gtd. Notes(aa)	5.375	03/15/30	915	899,671
Gtd. Notes, 144A	5.500	02/01/26	375	374,442
Gtd. Notes, 144A	5.875	02/01/29	230	229,895
Gtd. Notes, 144A	6.750	04/15/29	95	96,051
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	263,858
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	585	557,420
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	625	591,201
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,668	1,628,418
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	750	703,735
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	640	627,939
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	283	295,897

Kraken Oil & Gas Partners LLC, Sr. Unsec’d. Notes, 144A	7.625	08/15/29	120	118,559
Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	635	629,155
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	435	425,213
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	755	716,344
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	270	270,441
Gtd. Notes, 144A	8.875	08/15/31	510	483,215
Gtd. Notes, 144A	9.125	01/31/30	1,230	1,272,394

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.342(c)	09/30/29	189	186,351
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	635	643,769

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500%	10/01/29	800	$743,000
Gtd. Notes, 144A	4.625	05/01/30	1,325	1,216,920
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	250	248,750
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	370	367,347
Gtd. Notes, 144A	7.000	01/15/32	520	530,644
Gtd. Notes, 144A	8.000	04/15/27	700	719,374
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	275	273,625
Gtd. Notes, 144A(aa)	7.125	01/15/26	744	743,070
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	100	99,663
Gtd. Notes, 144A	4.750	02/15/30	575	541,406
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	355	352,921
Sr. Unsec’d. Notes, 144A	7.000	08/01/32	250	248,328

Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29	425	438,904
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	1,455	1,382,974
Gtd. Notes	4.500	04/30/30	750	703,866
Gtd. Notes	5.875	03/15/28	75	74,706
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27	86	85,463
Gtd. Notes, 144A	8.250	05/15/29	1,300	1,308,125
Gtd. Notes, 144A	8.500	05/15/31	60	60,450
Sr. Sec’d. Notes, 144A	8.750	02/15/30	51	52,639

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	425	430,007
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30	225	237,261
				33,738,619
Packaging & Containers 2.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(aa)	6.500	06/30/27	1,266	276,344

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125%	08/15/26	EUR	500	$459,003
Sr. Sec’d. Notes, 144A	4.125	08/15/26		400	348,000

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		395	383,550
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29		575	525,054
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		1,059	1,041,791
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		565	496,357
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		425	394,944
Sr. Sec’d. Notes, 144A	8.625	10/01/31		635	612,043
Sr. Sec’d. Notes, 144A	9.500	11/01/28		200	204,925
Sr. Unsec’d. Notes, 144A	8.250	11/01/29		465	410,328
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		900	891,197

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		620	637,022
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30		325	293,150
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		230	228,978
Gtd. Notes, 144A	7.250	05/15/31		400	393,958

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		725	682,014
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		150	151,417
Trident TPI Holdings, Inc., Gtd. Notes, 144A(aa)	12.750	12/31/28		1,375	1,508,936
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29		325	303,467
					10,242,478

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 2.8%
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625%	08/01/29	1,475	$1,340,229
Gtd. Notes, 144A	5.125	03/01/30	725	664,817
Gtd. Notes, 144A	6.125	08/01/28	845	833,309

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	925	742,271
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	475	304,000
Gtd. Notes, 144A	5.000	02/15/29	1,150	661,250
Gtd. Notes, 144A	5.250	01/30/30	2,325	1,278,750
Gtd. Notes, 144A	5.250	02/15/31	2,635	1,422,900
Gtd. Notes, 144A	6.250	02/15/29	560	346,500
Gtd. Notes, 144A	7.000	01/15/28	250	165,000
Gtd. Notes, 144A	9.000	12/15/25	500	490,270
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,350	1,039,500
Sr. Sec’d. Notes, 144A	11.000	09/30/28	175	160,672

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	355	334,275
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	3,575	3,259,692
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	55	55,436
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	179	180,159
				13,279,030
Pipelines 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	725	707,803
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,412,482
Gtd. Notes, 144A	6.625	02/01/32	270	272,988
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	130	133,176
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	245	252,939

Cheniere Energy Partners LP, Gtd. Notes(aa)	4.000	03/01/31	1,575	1,456,736
Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	990	970,940

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125%(ff)	05/15/30(oo)	1,075	$1,093,578
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	49,790
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	351	351,522
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,304,195
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	125	128,125
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	680	732,292
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	375	374,290
Gtd. Notes	7.000	08/01/27	650	651,483
Gtd. Notes, 144A	8.250	01/15/32	375	382,422
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32	170	173,339
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	250	263,792

Northriver Midstream Finance LP (Canada), Sr. Sec’d. Notes, 144A	6.750	07/15/32	90	92,362
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	420	388,336
Sr. Unsec’d. Notes, 144A(aa)	6.875	04/15/40	2,015	1,910,267
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	1,829	1,757,526
Gtd. Notes, 144A	6.000	12/31/30	365	342,577
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	435	436,173
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	985	909,793
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	259,463
Sr. Sec’d. Notes, 144A	6.250	01/15/30	300	306,712
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,395	1,394,413
Sr. Sec’d. Notes, 144A	7.000	01/15/30	585	588,509
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,350	2,598,260
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	2,600	2,837,775
Western Midstream Operating LP,
Sr. Unsec’d. Notes(aa)	4.050	02/01/30	1,275	1,197,811
Sr. Unsec’d. Notes	5.500	08/15/48	75	66,524
				26,798,393

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500%(cc)	01/15/28	1,112	$1,138,908
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	250	261,955
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,350	1,244,805
Gtd. Notes, 144A	4.375	02/01/31	875	784,031
Gtd. Notes, 144A	5.375	08/01/28	665	646,341

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,475	1,398,755
				5,474,795
Real Estate Investment Trusts (REITs) 2.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	861	696,276
Gtd. Notes	9.750	06/15/25	67	67,000
Sr. Unsec’d. Notes(aa)	4.750	02/15/28	1,350	1,192,835
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(aa)	3.500	03/15/31	1,750	1,238,391
Gtd. Notes	5.000	10/15/27	25	22,070

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes, 144A	7.000	02/01/30	300	307,018
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	675	645,738
Gtd. Notes, 144A	6.500	04/01/32	565	571,229

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	350	318,487
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	275	265,236
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	470	483,078
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	300	275,804
Sr. Sec’d. Notes, 144A(aa)	10.500	02/15/28	1,625	1,732,388
Sr. Sec’d. Notes, 144A	10.500	02/15/28	375	397,956

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.500%	01/15/28	2,000	$1,948,621
Gtd. Notes, 144A(aa)	4.625	12/01/29	825	792,318
				10,954,445
Retail 6.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(aa)	4.000	10/15/30	3,425	3,084,212
Sr. Sec’d. Notes, 144A	3.875	01/15/28	338	322,151

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	975	898,810
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	240	234,076
Beacon Roofing Supply, Inc., Sr. Sec’d. Notes, 144A	6.500	08/01/30	125	127,068
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	900	957,968
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28	425	449,839
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%(aa)	13.000	06/01/30	2,064	2,253,926
Sr. Sec’d. Notes, 144A, PIK 14.000%(aa)	14.000	06/01/31	1,526	1,824,328

Cougar JV Subsidiary LLC, Sr. Unsec’d. Notes, 144A	8.000	05/15/32	265	276,940
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	475	526,656
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30	2,250	2,045,687
Sr. Sec’d. Notes, 144A	4.625	01/15/29	500	466,923

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	680	602,281
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	1,100	986,995
Gtd. Notes, 144A	3.875	10/01/31	575	494,181

LBM Acquisition LLC, Gtd. Notes, 144A(aa)	6.250	01/15/29	1,550	1,431,999

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A(aa)	4.875%	05/01/29		1,525	$1,440,652
Sr. Unsec’d. Notes, 144A	8.250	08/01/31		220	230,052

Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		800	733,943
Park River Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/29		1,565	1,367,857
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		200	178,857
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29		75	70,962
Gtd. Notes, 144A	6.375	11/01/32		525	519,222
Gtd. Notes, 144A	7.500	10/15/27		675	675,089

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(aa)	6.750	03/01/32		1,520	1,540,254
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		610	608,207
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		1,275	1,170,432

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29		1,400	1,286,432
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28		950	954,149
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26		180	180,054
					27,940,202
Software 0.5%
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29		1,425	1,346,914
Sr. Sec’d. Notes, 144A	3.875	07/01/28		1,075	1,015,088
					2,362,002
Telecommunications 6.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A(aa)	2.250	01/15/25	EUR	1,725	1,851,019
Sr. Sec’d. Notes, 144A	5.000	01/15/28		875	735,070

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Altice Financing SA (Luxembourg), (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	5.750%	08/15/29	2,275	$1,858,129
Sr. Sec’d. Notes, 144A	9.625	07/15/27	700	680,750

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	725	688,750
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $56; purchased 11/14/23)^(f)	0.000	12/31/30	562	41,933
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $644; purchased 11/14/23)^(f)	0.000	12/31/30	—(r)	282
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000	12/31/30	35	235

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,310,336; purchased 01/30/24 - 05/15/24)(f)	10.500	05/25/27	1,411	1,419,763
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $764,566; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28	1,165	1,079,058
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	1,050	1,025,514
Sec’d. Notes, 144A	6.000	01/15/30	825	808,864
Sec’d. Notes, 144A	6.750	05/01/29	425	422,937
Sr. Sec’d. Notes, 144A(aa)	5.000	05/01/28	2,725	2,680,239
Sr. Sec’d. Notes, 144A	5.875	10/15/27	425	424,097
Sr. Sec’d. Notes, 144A	8.750	05/15/30	400	423,678
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,095	1,103,212
Sr. Sec’d. Notes, 144A	7.000	10/15/28	575	582,906
Sr. Sec’d. Notes, 144A	8.500	04/15/31	335	355,613

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(aa)	6.500	03/15/30	1,515	1,420,312
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	400	299,908
Sec’d. Notes, 144A	3.875	10/15/30	125	95,582
Sec’d. Notes, 144A	4.000	04/15/31	275	208,051
Sec’d. Notes, 144A(aa)	4.500	04/01/30	1,780	1,427,635
Sec’d. Notes, 144A	4.875	06/15/29	400	342,105

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	10.500%	04/15/29	75	$83,602
Sr. Sec’d. Notes, 144A	10.500	05/15/30	456	499,542
Sr. Sec’d. Notes, 144A(aa)	11.000	11/15/29	2,808	3,169,271

Lumen Technologies, Inc., Sr. Sec’d. Notes, 144A	10.000	10/15/32	175	174,318
Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32	320	321,053
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	700	751,005
Gtd. Notes	8.750	03/15/32	706	853,574

Sprint LLC, Gtd. Notes	7.625	02/15/25	2,725	2,728,659
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	775	764,482
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	08/15/28	375	377,036
Sr. Sec’d. Notes, 144A	8.250	10/01/31	450	455,592

Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	1,000	1,056,250
				31,210,026
Transportation 0.5%
GN Bondco LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/15/31	1,500	1,593,251
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	420	436,106
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	150	155,168
Gtd. Notes, 144A	7.125	02/01/32	345	358,099
				2,542,624

Total Corporate Bonds (cost $510,333,804)				488,226,144

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 7.3%
Advertising 0.0%
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.204%(c)	12/17/26	60	$54,533
Auto Parts & Equipment 0.2%
First Brands Group LLC, Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.347(c)	03/30/28	745	692,850
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	9.978(c)	11/17/28	495	468,853
				1,161,703
Chemicals 0.6%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.557(c)	11/15/30	1,020	959,320
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.435(c)	06/28/28	446	425,673
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.647(c)	12/31/25	502	502,237
Term Loan, 3 Month SOFR + 2.000%	14.656(c)	10/12/28	716	710,662
				2,597,892
Commercial Services 0.0%
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.120(c)	08/11/25	94	92,280
Computers 0.5%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.100(c)	03/01/29	1,569	1,564,904
NCR Atleos Corp.,
Term A Loan, 3 Month SOFR + 2.750%^	7.335(c)	09/27/28	216	215,860
Term B Loan, 3 Month SOFR + 3.750%	8.397(c)	03/27/29	653	651,307
				2,432,071

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 7.000%^	11.604%(c)	07/20/28	224	$220,177
Electronics 0.1%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.350(c)	08/15/29	390	379,844
Delayed Draw Term Loan, 1 Month SOFR + 5.750%	10.468(c)	08/15/29	35	34,531
				414,375
Forest Products & Paper 0.1%
Glatfelter Corporation, Term Loan	—(p)	10/31/31	275	272,080
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	9.085(c)	12/19/30	179	178,376
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.584(c)	07/08/31	525	492,333
Housewares 0.2%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.000%	8.800(c)	10/06/28	990	811,493
Insurance 0.5%
Acrisure LLC, 2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	8.009(c)	11/06/30	969	964,872
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	10.050(c)	01/20/29	1,080	1,028,250
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.935(c)	09/19/30	200	197,417
				2,190,539
Internet 0.0%
Cablevision Lightpath LLC, Initial Term Loan, 1 Month SOFR + 3.364%	8.168(c)	11/30/27	25	24,793

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250%	10/31/29	GBP	775	$999,681
Media 1.5%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.656(c)	10/31/27		428	384,336
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.304(c)	01/18/28		2,845	2,777,685
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		961	1,013,969
First Lien Term Loan, 1 Month SOFR + 10.100%	14.944(c)	05/25/26		195	166,802
Second Lien Term Loan	8.175	08/24/26		3,201	9,085

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.050(c)	09/25/26		2,877	2,518,965
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	8.150(c)	01/31/29		150	146,156
					7,016,998
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	11.104(c)	04/23/30		2,134	2,112,932
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	10.706(c)	02/01/27		300	293,000
Retail 0.2%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	8.550(c)	03/06/28		732	733,170
Software 0.6%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.935(c)	02/15/29		287	285,364

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
BMC Software, 2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%	8.335%(c)	07/30/31	150	$149,478
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.094(c)	05/01/31	1,431	1,431,471
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.082(c)	07/14/28	963	777,610
				2,643,923
Telecommunications 2.0%
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.185(c)	09/27/29	1,044	944,003
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	179	178,282
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.278(c)	04/15/29	2,586	2,640,790
Term B-2, 1 Month SOFR + 6.560%	11.278(c)	04/15/30	4,044	4,123,556
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	13.935(c)	10/18/27	4	120
Initial Term Loan, 3 Month SOFR + 6.540%	11.125(c)	10/18/27	25	15,086
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	11.385(c)	10/18/27	57	4,555
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan	11.000	10/02/28(d)	4,014	816,229
Initial Term Loan - Second Lien	12.596	10/01/29(d)	1,055	5,275
Term Loan	—(p)	10/24/29	231	231,247

Zegona Holdco Ltd., Facility B (USD), 6 Month SOFR + 4.250%^	9.415(c)	07/17/29	675	664,031
				9,623,174

Total Floating Rate and Other Loans (cost $37,604,768)				34,365,523
U.S. Treasury Obligation(k) 0.5%
U.S. Treasury Notes (cost $2,248,712)	3.750	08/31/26	2,245	2,228,075

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Affiliated Exchange-Traded Fund 3.3%
PGIM AAA CLO ETF (cost $15,491,806)	303,020	$15,538,866
Common Stocks 2.5%
Chemicals 1.0%
Cornerstone Chemical Co.*^	43,850	833,150
TPC Group, Inc. (original cost $734,508; purchased 12/15/22)*^(f)	67,793	2,576,134
Venator Materials PLC (original cost $4,596,226; purchased 03/08/19 - 10/19/23)*^(f)	2,297	1,148,500
		4,557,784
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	9,187	275,610
Keycon Power Holdings LLC (original cost $828,044; purchased 01/17/19 - 08/28/24)*^(f)	12,469	1
		275,611
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)^	9,477	1,684,643
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.*	22,321	306,914
Oil, Gas & Consumable Fuels 0.5%
Expand Energy Corp.	6,253	529,754
Heritage Power LLC*^	30,465	1,568,947
Heritage Power LLC*^	1,340	69,010
Heritage Power LLC*^	35,061	17,531
		2,185,242
Wireless Telecommunication Services 0.6%
Digicel International Finance Ltd. (Jamaica) (original cost $336,102; purchased 01/29/24 - 02/08/24)*^(f)	276,054	692,896
Intelsat Emergence SA (Luxembourg)*	59,619	1,805,949
XPLORE, Inc. (Canada)	24,712	179,038
		2,677,883

Total Common Stocks (cost $10,668,151)		11,688,077

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Preferred Stocks 0.6%
Electronic Equipment, Instruments & Components 0.5%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,625	$2,625,000
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $177,620; purchased 01/26/24 - 01/29/24)*^(f)	29,408	320,691

Total Preferred Stocks (cost $2,748,870)		2,945,691

Total Long-Term Investments (cost $605,676,925)		581,738,463

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $7,278,547)(wa)	7,278,547	7,278,547

TOTAL INVESTMENTS 125.5% (cost $612,955,472)		589,017,010
Liabilities in excess of other assets(z) (25.5)%		(119,744,142)

Net Assets 100.0%		$469,272,868

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
MSI—Morgan Stanley & Co International PLC
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,530,940 and 3.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $159,275,271 segregated as collateral for amount of $120,000,000 borrowed and outstanding as of October 31, 2024.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,142,388. The aggregate value of $14,176,321 is 3.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at October 31, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $503,148)^	511	$503,148	$—	$—

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Unfunded loan commitment outstanding at October 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $212,248)^	215	$212,355	$107	$—
Futures contracts outstanding at October 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
125	2 Year U.S. Treasury Notes	Dec. 2024	$25,743,164	$(200,624)
251	5 Year U.S. Treasury Notes	Dec. 2024	26,915,829	(477,846)
209	10 Year U.S. Treasury Notes	Dec. 2024	23,087,969	(717,912)
21	20 Year U.S. Treasury Bonds	Dec. 2024	2,477,344	(154,171)
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	1,758,750	(110,670)
				$(1,661,223)
Forward foreign currency exchange contracts outstanding at October 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	CITI	GBP	1,544	$2,007,093	$1,991,097	$—	$(15,996)
Euro,
Expiring 11/05/24	SSB	EUR	2,868	3,105,819	3,120,620	14,801	—
				$5,112,912	$5,111,717	14,801	(15,996)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	HSBC	GBP	1,544	$2,067,003	$1,991,097	$75,906	$—
Expiring 12/03/24	CITI	GBP	1,544	2,007,027	1,991,006	16,021	—

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 11/05/24	SSB	EUR	2,868	$3,200,523	$3,120,620	$79,903	$—
Expiring 12/03/24	SSB	EUR	2,868	3,109,387	3,124,129	—	(14,742)
				$10,383,940	$10,226,852	171,830	(14,742)
						$186,631	$(30,738)
Credit default swap agreement outstanding at October 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	17,760	3.122%	$1,102,019	$1,397,067	$295,048
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	12,040	3.360%	850,633	895,808	45,175
					$1,952,652	$2,292,875	$340,223
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at October 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.900%	BARC	12/20/24	4,290	$11,425	$—	$11,425
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.900%	MSI	12/20/24	25,960	1,173,859	—	1,173,859
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.900%	BARC	03/20/25	2,360	73,649	—	73,649
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.900%	MSI	12/20/24	(5,790)	94,765	—	94,765
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.900%	GSI	12/20/24	(5,460)	(112,913)	—	(112,913)
					$1,240,785	$—	$1,240,785
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).